Registration Nos. 333-124214
  811-21757

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.
Post Effective Amendment No. 121	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 115	[X]
(Check appropriate box or boxes)

American Independence Funds Trust
(Exact Name of Registrant as Specified in Charter)

1345 AVENUE OF THE AMERICAS, 2ND FLOOR
 NEW YORK, NY 10105
(Address of Principal Executive Offices)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (646) 747-3477

ERIC RUBIN, PRESIDENT

 AMERICAN INDEPENDENCE FINANCIAL SERVICES, LLC
1345 AVENUE OF THE AMERICAS, 2ND FLOOR
 NEW YORK, NY 10105

COPIES TO:
JON RAND
DECHERT LLP
1095 AVENUE OF THE AMERICAS
 NEW YORK, NY 10036-6797

It is proposed that the filing will become effective (check appropriate box)
[X]	immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ]	on (date) pursuant to paragraph (b) of Rule 485.
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485.
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 121 to the Registration Statement on Form N-1A of the American Independence Funds Trust (the “Trust”) hereby incorporates Parts A, B and C from the Trust’s PEA No. 120 on Form N-1A filed July 10, 2015. This PEA No. 121 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 120 to the Trust’s Registration Statement with respect to the American Independence Large Cap Growth Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and State of New York on the 17th day of July 2015.

AMERICAN INDEPENDENCE FUNDS TRUST

By:	/s/ Eric Rubin
Eric Rubin
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Eric M. Rubin	President and Chief Executive	July 17, 2015
Eric M. Rubin	Officer

/s/ Susan L. Silva	Treasurer, Principal Financial and	July 17, 2015
Susan L. Silva	Accounting Officer, and Secretary

/s/ Jeffrey J. Haas*	Chairman of the Board	July 17, 2015
Jeffrey J. Haas*	and Trustee

/s/ Terry Carter*	Trustee	July 17, 2015
Terry Carter

/s/ Peter L. Ochs*	Trustee	July 17, 2015
Peter Ochs

/s/ Thomas Kice*	Trustee	July 17, 2015
Thomas Kice

/s/ George Mileusnic*	Trustee	July 17, 2015
George Mileusnic

/s/ John J. Pileggi*	Trustee	July 17, 2015
John J. Pileggi

By: /s/ Eric M. Rubin

Eric Rubin, Attorney-in-Fact pursuant to Power of Attorney filed February 27, 2015, Accession No. 0001324443-15-000023.